INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The significant components of the provision for income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
	(dollars in thousands)
Current tax provision:
Federal	$823	$38	$(19)
State	227	—	—
Total current tax provision (benefit)	1,050	38	(19)
Deferred tax provision:
Federal	526	2,217	(355)
State	227	567	(11)
Total deferred tax provision (benefit)	753	2,784	(366)
Net income tax provision (benefit)	$1,803	$2,822	$(385)

Federal Income Tax Note [Table Text Block]
The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2013	2012	2011
	(dollars in thousands)
Income tax at federal statutory rate	$1,613	$2,536	$(186)
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	300	374	(7)
Tax-exempt interest income	(66)	(68)	(72)
Income from life insurance	(80)	(84)	(87)
Incentive stock option expense	9	13	26
Other permanent differences	27	51	(59)
Provision for income taxes	$1,803	$2,822	$(385)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred taxes at December 31, 2013 and 2012 are as follows:

	2013	2012
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,631	$3,044
Deferred compensation	327	401
Supplemental executive retirement plan	59	61
Net operating loss/net economic loss	—	295
Unrealized losses on available-for-sale securities	65	—
Write-downs on foreclosed real estate	77	107
AMT tax credit	25	58
Other	164	71
Total deferred tax assets	3,348	4,037
Deferred tax liabilities relating to:
Premises and equipment	(694)	(730)
Deferred loan fees/costs	(29)	(22)
Unrealized gains on available-for-sale securities	—	(699)
Core deposit intangible	(68)	(115)
Other	(77)	—
Total deferred tax liabilities	(868)	(1,566)
Net recorded deferred tax asset, included in other assets	$2,480	$2,471